Document and Entity Information	Dec. 31, 2021
Risk/Return:
Registrant Name	Ivy Variable Insurance Portfolios
Registrant CIK	0000810016
SEC Form	497
Period end date	Dec. 31, 2021
Investment Company Type	N-1A
Risk/Return	Supplement to the Portfolio’s Statutory Prospectus dated April 29, 2022
Amendment Flag	false